Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2024
Maximum [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Annual interest rate	10.50%
Minimum [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Annual interest rate	8.50%